Retirement Benefit Obligations - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Other payable	€ 472,000,000	€ 226,000,000
Gains losses arising from past service credit net defined benefit liability asset	17,000,000	78,000,000	€ 2,000,000
Employer contributions payable including estimated minimum funding payments	71,000,000
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Gains losses arising from past service credit net defined benefit liability asset		€ 81,000,000
Percentage before reduction conversion factor on retirement accumulated savings		6.40%
Percentage after reduction conversion factor on retirement accumulated savings		5.00%
Republic of Ireland [member] | Contracted payments (on a discounted basis) [member]
Disclosure of defined benefit plans [Line Items]
Contractual payments to defined benefit scheme	0	€ 18,000,000	35,000,000
United Kingdom [member] | Contracted payments (on a discounted basis) [member]
Disclosure of defined benefit plans [Line Items]
Contractual payments to defined benefit scheme	14,000,000	16,000,000	€ 20,000,000
Defined contribution pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Other payable	90,000,000	78,000,000
Funded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes	113,000,000	175,000,000
Unfunded defined benefit obligation [member]
Disclosure of defined benefit plans [Line Items]
Net liability of defined benefit pension schemes	€ 311,000,000	€ 202,000,000